INTEREST IN JOINT VENTURES - SUMMARIZED FINANCIAL INFORMATION (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	¥ 87,559	¥ 60,438	¥ 111,927	¥ 113,389
Total current assets	455,395	447,310
Non-current assets	1,278,410	1,312,976
Current liabilities
Total current liabilities	(522,190)	(579,978)
Non-current liabilities
Other non-current liabilities	(18,960)	(16,524)
Total non-current liabilities	(328,757)	(303,004)
Net assets attributable to owners of the Company	741,494	738,946
Net assets attributable to non-controlling interests	141,364	138,358
Fujian Refining & Petrochemical Company Limited ("FREP") [member]
Current assets
Cash and cash equivalents	7,448	5,603
Other current assets	7,492	11,977
Total current assets	14,940	17,580
Non-current assets	15,237	17,267
Current liabilities
Current financial liabilities	(1,203)	(1,280)
Other current liabilities	(5,147)	(7,090)
Total current liabilities	(6,350)	(8,370)
Non-current liabilities
Non-current financial liabilities	(8,761)	(11,185)
Other non-current liabilities	(235)	(290)
Total non-current liabilities	(8,996)	(11,475)
Net assets	14,831	15,002
Net assets attributable to owners of the Company	14,831	15,002
Share of net assets from joint ventures	7,416	7,501
Carrying Amounts	7,416	7,501
BASF-YPC Company Limited ("BASF-YPC") [member]
Current assets
Cash and cash equivalents	1,838	1,154
Other current assets	4,777	4,937
Total current assets	6,615	6,091
Non-current assets	9,993	10,498
Current liabilities
Current financial liabilities	(456)	(237)
Other current liabilities	(2,190)	(1,808)
Total current liabilities	(2,646)	(2,045)
Non-current liabilities
Other non-current liabilities	(42)	(35)
Total non-current liabilities	(42)	(35)
Net assets	13,920	14,509
Net assets attributable to owners of the Company	13,920	14,509
Share of net assets from joint ventures	5,568	5,804
Carrying Amounts	5,568	5,804
Taihu Limited ("Taihu") [member]
Current assets
Cash and cash equivalents	1,280	4,485
Other current assets	1,223	2,336
Total current assets	2,503	6,821
Non-current assets	12,531	10,453
Current liabilities
Current financial liabilities	(38)	(57)
Other current liabilities	(1,043)	(1,815)
Total current liabilities	(1,081)	(1,872)
Non-current liabilities
Non-current financial liabilities	(85)	(125)
Other non-current liabilities	(2,017)	(1,984)
Total non-current liabilities	(2,102)	(2,109)
Net assets	11,851	13,293
Net assets attributable to owners of the Company	11,439	12,829
Net assets attributable to non-controlling interests	412	464
Share of net assets from joint ventures	5,605	6,286
Carrying Amounts	5,605	6,286
Yanbu Aramco Sinopec Refining Company Ltd. ("YASREF") [member]
Current assets
Cash and cash equivalents	1,408	733
Other current assets	7,516	11,311
Total current assets	8,924	12,044
Non-current assets	45,413	50,548
Current liabilities
Current financial liabilities	(9,520)	(7,445)
Other current liabilities	(8,644)	(12,504)
Total current liabilities	(18,164)	(19,949)
Non-current liabilities
Non-current financial liabilities	(29,650)	(29,445)
Other non-current liabilities	(2,008)	(1,963)
Total non-current liabilities	(31,658)	(31,408)
Net assets	4,515	11,235
Net assets attributable to owners of the Company	4,515	11,235
Share of net assets from joint ventures		4,213
Carrying Amounts		4,213
Sinopec SABIC Tianjin
Current assets
Cash and cash equivalents	5,259	3,242
Other current assets	2,665	4,501
Total current assets	7,924	7,743
Non-current assets	18,258	14,878
Current liabilities
Current financial liabilities	(998)	(500)
Other current liabilities	(3,052)	(2,896)
Total current liabilities	(4,050)	(3,396)
Non-current liabilities
Non-current financial liabilities	(6,773)	(4,592)
Other non-current liabilities	(378)	(368)
Total non-current liabilities	(7,151)	(4,960)
Net assets	14,981	14,265
Net assets attributable to owners of the Company	14,981	14,265
Share of net assets from joint ventures	7,491	7,133
Carrying Amounts	¥ 7,491	¥ 7,133